SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Vehicle	4 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended
	December 31,
	2023	2022	2021
Nature of Revenue:
Rebates and incentives offered by publishers	$887,038	$1,930,188	$3,663,168
Net fees from advertisers	34,796	484,910	248,392
Total	$921,834	$2,415,098	$3,911,560

Category of Revenue:
SEM services	$559,307	$321,363	$2,449,120
Non-SEM services	362,527	2,093,735	1,462,440
Total	$921,834	$2,415,098	$3,911,560

Summary of currency exchange rates

	December 31,	December 31,
	2023	2022
Year-end spot rate	7.0999	6.8972

	For the Years Ended
	December 31,
	2023	2022	2021
Average rate	7.0809	6.7290	6.4508